Litigation and Arbitration Proceedings	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Litigation and Arbitration Proceedings
B.14. Litigation and arbitration proceedings
Sanofi and its affiliates are involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to product liability claims, intellectual property rights (particularly claims against generic companies seeking to limit the patent protection of Sanofi products), competition law and trade practices, commercial claims, employment and wrongful discharge claims, tax assessment claims, waste disposal and pollution claims, and claims under warranties or indemnification arrangements relating to business divestitures.
The matters discussed below constitute the most significant developments since publication of the financial statements for the year ended December 31, 2024.
B.14.1. Products
Zantac product litigation in the US
As regards the ongoing Zantac product litigation in the US, the Separation Agreement (see Notes D.1 and D.22 to the consolidated financial statements in the 2024 Form 20-F) entered into between Sanofi and Opella specifies that Sanofi will indemnify the Opella group in respect of liabilities relating to (i) the commercialization of any Zantac branded products (i.e. products containing ranitidine as their active pharmaceutical ingredient) prior to closing, and (ii) all personal injury claims resulting from the manufacturing or handling of Zantac prior to closing.
In April 2025, Sanofi reached several settlement deals that in total resolve a majority of the Delaware State Court consolidated litigation. In addition, in May 2025, Sanofi reached settlements with the City of Baltimore and the New Mexico Attorney General, amicably resolving both those matters. Other cases are pending in various state courts.
On July 10, 2025, the Delaware Supreme Court unanimously reversed the Superior Court’s denial of Defendants’ Daubert motion based on the lack of reliability of plaintiff’s experts on causation and remanded its findings back to the Superior Court for proceedings consistent with the rulings in the opinion.
It is not possible, at this stage, to assess with certainty the outcome of these lawsuits.
Talc product litigation in the US
As of June 30, 2025, Sanofi was named as a defendant in approximately 900 ongoing product liability actions. To date, no cases have proceeded to trial.
It is not possible, at this stage, to assess with certainty the outcome of these lawsuits.
B.14.2. Patents
Praluent (alirocumab)-related Amgen patent litigation in Europe
Regarding Amgen’s EP 3 666 797, in April 2025, the Opposition Division of the European Patent Office ruled in Amgen’s favor and decided to maintain the patent as granted. Sanofi has appealed this decision to the Technical Board of Appeals of the European Patent Office, and the appeal hearing is scheduled for April 2026.
Plavix (clopidogrel) Litigation (Commonwealth) Litigation in Australia
This matter has been finalized with no possibility of appeal. The matter is closed.
B.14.3. Other litigation
Plavix (clopidogrel) - Attorney General action in Hawaii
In May 2025, the parties agreed to settle the Hawaii action, with Sanofi US to pay $350 million pursuant to its settlement agreement and Bristol-Myers Squibb to pay $350 million pursuant to its separate settlement agreement. The appeal and the underlying case were dismissed pursuant to the settlement. This matter is closed.
Plavix (clopidogrel)-related litigation in France
In the claim filed by the Caisse Nationale d’Assurance Maladie – CNAM (French Social Security), hearings were held in June 2025.
340B drug pricing program in the US
In the action filed by Sanofi against the Department of Health and Human Services (HHS), the Health Resources and Services Administration (HRSA) and their respective administrators, following a joint hearing held on April 29, 2025 in Sanofi’s case and the similar cases filed by Eli Lilly, Bristol Myers Squibb, Novartis, and Kalderos, the district court held on May 15, 2025 that, although Section 340B does not categorically prohibit the use of manufacturer rebates, it does not allow HRSA to require preapproval of a manufacturer rebate program.
The district court also held that HRSA’s letter determining that Sanofi would violate Section 340B if it launched its Credit (rebate) Model was arbitrary and capricious and remanded the Sanofi matter back to HRSA for further consideration. Eli Lilly, Bristol Myers Squibb, Novartis, and Kalderos appealed the district court’s decision to the Circuit Court. Those appeals, along with a similar appeal by Johnson & Johnson, have been expedited and consolidated.
ADR Proceedings in the US
In June 2025, Sanofi received notice that Hudson Headwaters Health Network (Hudson Headwaters) had filed a petition for monetary relief against Sanofi before the HRSA ADR (Administrative Dispute Resolution) Panel. Hudson Headwaters alleges that Sanofi has violated Section 340B by allowing only one contract pharmacy to be selected and utilized per covered entity, if the covered entity does not have an in-house pharmacy capable of dispensing its drug. Hudson Headwaters alleges that this Sanofi policy is an “overcharge” under Section 340B.
State Litigation in the US
In lawsuits filed by PhRMA and certain other manufacturers challenging a contract pharmacy law passed by the State of Mississippi, the court denied for each of the plaintiffs their preliminary injunctions in their respective lawsuits. The plaintiffs appealed the denials of the preliminary injunction motions.
Various other challenges to similar state laws have been filed by PhRMA and/or certain manufacturers in a number of other states, including in Colorado, Kansas, Louisiana, Maryland, Minnesota, Missouri, Nebraska, North Dakota, Oklahoma, Tennessee, Utah, South Dakota, and Vermont.